Acquisitions (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Business Acquisition [Line Items]
Acquisition of businesses, net of cash acquired	$ 54	$ 23
Acquisition and integration costs	1	1
NA Installation & Services
Business Acquisition [Line Items]
Acquisition of businesses, net of cash acquired		23
Westfire, Inc. | NA Installation & Services and ROW Installation & Services segments
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	57
Acquisition of businesses, net of cash acquired	54
Cash balance acquired in the acquisition of a business	1
Business Combination, Contingent Consideration, Liability	$ 2